Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	58.com Inc.
Entity Central Index Key	0001525494
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	176,375,211
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No